Interest-bearing loans and borrowings - Undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 595.3	$ 940.4
2022
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 169.8